Short and long-term investments	12 Months Ended
Dec. 31, 2024
Disclosure Of Short And Long Term Investments [Abstract]
Short and long-term investments
6.
Short and long-term investments

	December 31, 2024	December 31, 2023
Financial assets measured at fair value	163,205	95,293
Financial assets measured at amortized cost	42,579	88,081
Short and long-term investments	205,784	183,374
Current	196,135	181,374
Non-current (i)	9,649	2,000

(i)
Comprising ordinary shares of unlisted entities measured at fair value. The Group elected to recognize the changes in fair value of the existing instruments through profit or loss (“FVPL”). Refer to note 24.1(ii)a for additional details.
6.1.
Financial investments measured by fair value

The following table shows the changes in the balances:

	2024	2023
Opening balance on January 1	95,293	204,045
Additions	82,312	21,146
Redemption	(24,730)	(136,672)
Accrued dividend	757	46
Fair value gains (losses)	7,605	9,823
Reclassification	3,790	—
Exchange differences	(1,822)	(3,095)
Closing balance on December 31	163,205	95,293

6.2.
Financial investments measured by amortized cost

The following table shows the changes in the balances:

	2024	2023
Opening balance on January 1	88,081	10,119
Additions	51,359	114,296
Redemption	(96,185)	(34,528)
Accrued interest	12,720	21,605
Fair value gains (losses)	(1,535)	-
Reclassification	(3,790)	-
Exchange differences	(8,071)	(23,411)
Closing balance on December 31	42,579	88,081